                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                                       OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-1144

                       The Finance Company of Pennsylvania
               (Exact name of registrant as specified in charter)

            150 South Independence Mall West, Philadelphia, PA 19106
               (Address of principal executive offices) (Zip code)

                        Charles E. Mather III, President
            150 South Independence Mall West, Philadelphia, PA 19106
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (215) 351- 4778

Date of fiscal year end: December 31

Date of reporting period: January 1, 2006 - March 31, 2006

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Item 1. Schedule of Investments

 SHARES /
   UNITS                                                     COST VALUE      MARKET VALUE
----------                                                 --------------   --------------
           U. S. GOVERNMENT TREASURY NOTES &
           GOVERNMENT AGENCIES
 2,000,000 Fed. Home Loan Bank Bond 5.4% 9/15/2014         $ 2,002,115.27   $ 2,000,120.00
    50,000 Fed. Home Loan Bank Bond 3.51% 11/9/07               48,426.79        48,793.00
                                                           --------------   --------------
                                                             2,050,542.06     2,048,913.00

           BONDS
    25,000 Addison Alton Zero-A 11/15/2011                      18,280.20        18,079.00
    30,000 East Baton Rouge LA Mtg Fin 9/10/2014                18,760.77        18,324.00
   290,000 Fulton Cty GA Devel. Auth. 5.75% 3/1/2014           296,094.23       283,211.09
   150,000 City of North Little Rock AR 7/20/2014               94,001.95        88,384.50
   150,000 Rogers County OK Hsg 7/15/2014                       94,602.89        92,836.50
   560,000 Texas St Vets Hsg 7% 12/1/2010                      595,276.87       578,552.80
   350,000 Yorba Linda CA Redev Agy 5.25% 9/1/2015             359,371.46       349,439.86
    73,594 DLJ Mortg. Accept. Corp. 6.82% 10/15/2030            76,022.81        74,771.94
    35,000 Cuyahoga Cnty OH Eco Dev 8.625% 6/1/2022             43,044.50        42,792.05
   300,000 Verizon Deb 8% 6/1/2022                             363,884.80       324,768.00
   340,000 Peoria Ill School Distr. 1/1/2011                   273,850.29       263,200.81
   190,000 Miami Beach FL Redev 8.8% 12/1/2015                 202,791.51       198,124.40
   100,000 Sparks Regl. Med Ctr 6.65% 6/15/2012                101,136.73       103,566.00
   280,000 Arkansas St. Dev. Fin Auth 4.8% 91/2008             280,000.00       275,914.80
    95,000 Dallas Ft.Worth Arpt. 6.6% 11/1/2012                103,289.14        99,519.15
   275,000 Machesney Park Ill 47.88% 12/1/2010                 275,000.00       265,531.75
   100,000 Mississippi St 7.1% 9/1/2015                        102,458.22       100,479.00
   225,000 Glendale Wis Cmnty Dev Auth 4.9% 10/1/2011          225,000.00       215,727.75
    80,000 NJ Economic Dev. Auth. 5.178% 11/1/2015              80,000.00        78,289.60
                                                           --------------   --------------
                                                             3,602,866.37     3,471,512.99

           SHORT-TERM SECURITIES
 1,910,317 Blackrock Fed Fund #30                            1,910,316.79     1,910,316.79
    12,233 Blackrock Fed Sec. Fund #11                          12,233.32        12,233.32
    10,000 Blackrock Fed Sec.Treas.Trust Fund #62               10,000.00        10,000.00
   449,757 PNC Money Market Fund - Schroders                   449,756.90       449,756.90
                                                           --------------   --------------
                                                             2,382,307.01     2,382,307.01

           COMMON STOCKS - BANKING, INSURANCE AND
           FINANCIAL HOLDING COMPANIES
   306,589 PNC Financial Services Group Inc.                   185,273.46    20,636,505.59
    20,000 Marsh & McLennan Companies Inc.                     262,438.67       587,200.00
    20,000 State Street Corp.                                  152,542.00     1,208,600.00
                                                           --------------   --------------
                                                               600,254.13    22,432,305.59

           COMMON STOCKS - MANUFACTURING AND DIVERSIFIED
    16,800 Aramark Corp. Class B                               450,081.99       496,272.00
    15,800 Avon Products, Inc.                                 427,546.06       492,486.00
     8,800 American Express Co.                                453,426.16       462,440.00
     1,220 Ameriprise Financial Inc.                            41,755.23        54,973.20
     9,600 Anheuser-Busch Cos.                                 453,084.67       410,592.00
       200 Berkshire Hathaway B                                449,324.30       602,400.00
    37,800 Big Lots Inc.                                       521,084.34       527,688.00
    11,100 Colgate Palmolive Co.                               611,144.91       633,810.00
     5,800 Computer Sciences Corp.                             197,432.00       322,190.00
    19,800 Dover Corp.                                         163,128.69       961,488.00
    18,000 Dow Chemical Co.                                    116,337.50       730,800.00
     5,500 Emerson Electric Co.                                 83,723.75       459,965.00
     4,200 Fedex Corporation                                   483,791.70       474,348.00
     8,800 Gannettt Inc.                                       572,894.00       527,296.00
    18,000 Harte Hanks Inc.                                    280,473.60       492,300.00
    22,500 Hasbro                                              271,125.00       474,750.00
    10,000 International Business Machines Corp.               256,675.00       824,700.00
    13,500 Jones Apparel Group                                 380,441.34       477,495.00
    11,800 Kimberly-Clark Corp.                                563,144.34       682,040.00
    11,200 Manpower Inc.                                       521,573.86       640,416.00
    16,700 Microsoft Corp.                                     427,591.30       454,407.00
    15,000 Molex Inc. Class A                                  448,674.00       445,800.00
       732 PA. Warehousing & Safe Deposit Co.                   71,398.95     2,585,424.00
    20,500 Pall Corporation                                    419,512.35       639,395.00
    24,000 Pitney Bowes Inc.                                   750,286.20     1,030,320.00
    32,000 Steelcase Inc. CL A                                 386,240.00       576,000.00
    13,000 Tyco Int'l Ltd.                                     329,687.80       349,440.00
                                                           --------------   --------------
                                                            10,131,579.04    16,829,235.20

           ADVERTISING/MARKETING & COMMUNICATIONS
    13,000 Comcast Corp. Class A Special                       390,260.00       339,560.00
    20,000 Verizon Communications Inc.                         178,287.48       681,200.00
    29,500 Vodaphone Group PLC                                 689,959.65       616,550.00
                                                           --------------    -------------
                                                             1,258,507.13     1,637,310.00

           FOOD/RETAIL MERCHANDISING
    18,000 Coca Cola Co.                                        21,581.04       753,660.00
    18,100 McDonalds Corp.                                     245,966.33       621,916.00
                                                           --------------   --------------
                                                               267,547.37     1,375,576.00

           DRUGS,PHARMACEUTICALS & HEALTHCARE
    10,500 Abbott Laboritories Inc.                            348,694.45       445,935.00
     7,500 Becton, Dickinson & Co.                             210,696.75       461,850.00
    16,000 Bristol-Myers Squibb Co.                            394,710.50       393,760.00
    10,000 HCA                                                 379,580.00       457,900.00
    12,600 Johnson and Johnson                                  69,355.12       746,172.00
    13,000 Merck & Co. Inc.                                    138,569.18       457,990.00
     1,567 Medco Health Solutions                                7,832.49        89,663.74
                                                           --------------   --------------
                                                             1,549,438.49     3,053,270.74

           PETROLEUM AND MINING
   116,806 Exxon Mobil Corp.                                   154,159.00     7,108,813.16

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
    10,000 Penn Virginia Corp.                                   2,291.54       710,000.00
                                                           --------------   --------------
                                                               156,450.54     7,818,813.16

           ENERGY
    12,500 Duke Energy Corp.                                   224,691.25       364,375.00

           INTERNATIONAL
34,153.005 Artisan International Funds                         500,000.00       956,284.14
18,254.838 Harbor International Funds                          500,000.00     1,019,715.25
                                                           --------------   --------------
                                                             1,000,000.00     1,975,999.39

                                                           $23,224,183.39   $63,389,618.08
                                                           ==============   ==============

Item 2. Controls and Procedures

(a) Based on their evaluation of Registrant's disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant's President, Charles E. Mather III, and Registrant's Secretary-Treasurer, Herbert
S. Riband, Jr., have concluded that Registrant's disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant's officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b) During Registrant's last fiscal quarter, there have been no changes in Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant's internal control over financial reporting.

Item 3. Exhibits

Separate certifications for Registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Finance Company of Pennsylvania


By /s/ Charles E. Mather III
   ----------------------------------
   Charles E. Mather III, President

Date May 17, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By
   ----------------------------------
   Charles E. Mather III, President

Date May 17, 2006


By /s/ Herbert S. Riband, Jr.
   ----------------------------------
   Herbert S. Riband, Jr.,
   Secretary-Treasurer

Date May 17, 2006